Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended	8 Months Ended	9 Months Ended					12 Months Ended
	Oct. 01, 2023	Jul. 31, 2023	Dec. 31, 2022	Nov. 04, 2022	Sep. 30, 2023	Mar. 31, 2022	Oct. 01, 2023	Jun. 01, 2023	Oct. 01, 2023		Jun. 30, 2023	Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Related Party Transaction [Line Items]
Related party issued			$ 8,600,000					$ 12,100,000								$ 3,600,000		$ 3,300,000
Gain on the extinguishment						$ 1,400,000				[1]		$ 3,235,000	[1]	$ 3,235,000	[2]		[2]		[2]
Convertible accrues percentage			5.00%								5.00%			5.00%
Interest expense related party							$ 30,700,000
Prefund											$ 3,500,000					70,000
Investment converted to equity	$ 3,500,000						3,500,000		3,500,000
Addition amount		$ 3,500,000
Proceeds from related parties							$ 12,100,000		$ 12,100,000
Issued shares (in shares)	518,752						518,752		518,752
Other income (expense)									$ 12,700,000
Expense									$ 0
Issuance of shares (in shares)	5,670,000						5,670,000		5,670,000
Purchases from related party	$ 300,000
Due to related parties		$ 5,900,000
Agreed related party												$ 500,000		500,000
Outstanding remains	500,000						$ 100,000
Purchase Agreements [Member]
Related Party Transaction [Line Items]
Expense							30,700,000		30,700,000
Settlement Agreement [Member]
Related Party Transaction [Line Items]
Agreed related party					$ 500,000
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Other income (expense)							700,000		$ 700,000
Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Issued shares (in shares)		120,000
Solaria Acquisition [Member]
Related Party Transaction [Line Items]
Fair value acquisition				$ 17,300,000
Solaria Acquisition [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Fair value acquisition											$ 6,700,000			$ 6,700,000
2020-A Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued																		$ 3,800,000
Accrued interest percentage																		2.00%
2021-A Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued																$ 4,800,000
Accrued interest percentage									2.00%					2.00%
2022 Convertible Notes [Member]
Related Party Transaction [Line Items]
Related party issued			$ 12,000,000					$ 33,300,000
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense related party							5,900,000		$ 5,900,000
Due to related parties	$ 5,600,000						5,600,000		5,600,000
Related Party [Member] | Convertible Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense related party							$ 100,000		$ 400,000					$ 200,000

[1]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of zero during each of the thirteen and thirty-nine weeks ended October 1, 2023, and zero and $1.4 million during the three and nine months ended September 30, 2022, respectively.
[2]	Gain on extinguishment of convertible notes and SAFEs includes other income from related parties of $1.4 million, zero and zero during the years ended December 31, 2022, 2021 and 2020, respectively.